SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended								12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) investment	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) putOrCall investment	Dec. 31, 2019 USD ($) putOrCall	Dec. 31, 2018 USD ($) putOrCall	Oct. 01, 2018 USD ($)
Intangible Assets and Goodwill
Goodwill Impairment										$ 265,146,000	$ 3,318,000	$ 0
Impairment of equity securities without readily determinable fair value		$ 51,500,000			$ 51,500,000					51,500,000
Impairment of note receivable and warrant					7,500,000					$ 7,500,000
Number of equity method investments | investment		1								1
Equity method investment		$ 1,152,000				$ 0				$ 1,152,000	0
Retained earnings		694,042,000				0				694,042,000	0
Deferred income taxes		78,789,000				63,604,000				78,789,000	63,604,000
Increase (decrease) in deferred revenue										25,140,000	10,851,000	18,478,000
Amortization of capitalized contract costs										101,300,000	94,900,000	70,300,000
Current capitalized contract costs	$ 40,100,000	58,788,000				41,401,000				58,788,000	41,401,000
Non-current capitalized contract costs	3,400,000	4,400,000				4,000,000.0				$ 4,400,000	4,000,000.0
Period of payment due from customers for accounts receivable										30 days
Current deferred revenue		137,658,000				94,703,000				$ 137,658,000	94,703,000	83,300,000
Non-current deferred revenue		700,000				600,000				700,000	600,000	1,000,000.0
Deferred revenue recognized during period										$ 86,600,000	79,700,000
Maturity period at purchase (less than)										91 days
Marketable debt securities						0					0
Revenue		765,045,000	$ 713,248,000	$ 659,027,000	627,216,000	615,982,000	$ 653,286,000	$ 643,027,000	$ 597,685,000	$ 2,764,536,000	2,509,980,000	2,373,519,000
Accounts receivable, net of allowance and reserves		257,668,000				171,977,000				257,668,000	171,977,000
Building, capitalized software, leasehold improvements and equipment, net		274,930,000				302,417,000				274,930,000	302,417,000
Goodwill		1,660,102,000				1,397,493,000				1,660,102,000	1,397,493,000	1,406,965,000
Intangible assets, net of accumulated amortization		394,986,000				324,552,000				394,986,000	324,552,000
Advertising expense										$ 796,700,000	$ 795,100,000	$ 753,300,000
Estimated weighted-average useful life (in months)										18 months
Put and call arrangements exercised | putOrCall										1	1	2
Redeemable noncontrolling interests		231,992,000				43,818,000				$ 231,992,000	$ 43,818,000
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Intangible Assets and Goodwill
Redeemable noncontrolling interests		188,000,000.0				9,400,000				188,000,000.0	9,400,000
Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	40,300,000
United States
Intangible Assets and Goodwill
Building, capitalized software, leasehold improvements and equipment, net		263,620,000				294,667,000				263,620,000	294,667,000
Foreign Currency Translation Adjustment | Other (Expense) Income, Net
Intangible Assets and Goodwill
Gains (losses) reclassified to earnings										100,000	0	$ (100,000)
Redeemable Noncontrolling Interest
Intangible Assets and Goodwill
Purchase of noncontrolling interests										183,300,000	11,600,000	$ 6,600,000
Software and software development costs
Intangible Assets and Goodwill
Building, capitalized software, leasehold improvements and equipment, net		68,000,000.0				56,300,000				$ 68,000,000.0	$ 56,300,000
Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Concentration risk (as a percent)										18.00%	27.00%	32.00%
Revenue										$ 498,300,000	$ 677,000,000.0	$ 765,600,000
Revenue Benchmark | Geographic Concentration Risk | United States
Intangible Assets and Goodwill
Concentration risk (as a percent)										84.00%
Google Inc.
Intangible Assets and Goodwill
Accounts receivable, net of allowance and reserves		61,900,000				$ 53,000,000.0				$ 61,900,000	$ 53,000,000.0
Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Concentration risk (as a percent)										20.00%	29.00%	35.00%
Mosaic Group | Desktop
Intangible Assets and Goodwill
Goodwill		$ 759,500,000								$ 759,500,000
Handy Technologies, Inc. | Revenue Change
Intangible Assets and Goodwill
Revenue										$ 73,800,000
Desktop | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets												$ 27,700,000
College Humor Media
Intangible Assets and Goodwill
Goodwill Impairment											$ 3,300,000
College Humor Media | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets											$ 700,000	1,100,000
Maximum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.250				0.275				0.250	0.275
Maximum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.055								0.055
Minimum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.115				0.115				0.115	0.115
Minimum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.010								0.010
Minimum | Mosaic Group | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)		0.150								0.150
Minimum | Desktop | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)						0.125					0.125
Angi Inc.
Intangible Assets and Goodwill
Goodwill Impairment										$ 0	$ 0
Period of membership subscription										1 year
Market capitalization													$ 5,500,000,000
Amount by which market capitalization exceeds carrying value													$ 4,300,000,000
Goodwill		$ 892,133,000				$ 884,296,000				$ 892,133,000	884,296,000	895,071,000
Angi Inc. | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	25,900,000
Deferred income taxes	8,000,000.0
Current capitalized contract costs	29,700,000
Non-current capitalized contract costs	4,200,000
Angi Inc. | Noncontrolling Interests | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	3,400,000
Angi Inc. | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										0	0
Revenue										$ 1,467,925,000	1,326,205,000	1,132,241,000
Angi Inc. | Angie's List [Member]
Intangible Assets and Goodwill
Period of membership subscription										1 year
Publishing and Applications | Google Inc.
Intangible Assets and Goodwill
Revenue										$ 556,100,000	732,100,000	823,100,000
Dotdash | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										0	0
Revenue										213,753,000	167,594,000	130,991,000
Search
Intangible Assets and Goodwill
Goodwill Impairment										265,146,000	0
Goodwill		$ 0				$ 265,146,000				0	265,146,000	265,146,000
Search | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	15,500,000
Deferred income taxes	4,900,000
Increase (decrease) in deferred revenue	$ (20,300,000)
Search | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										265,146,000	0
Revenue										613,274,000	742,184,000	823,950,000
Search | Ask Media Group | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										344,800,000	385,900,000	339,000,000.0
Search | Desktop
Intangible Assets and Goodwill
Goodwill Impairment			53,200,000		212,000,000.0					265,100,000
Impairment charges on indefinite-lived intangible assets			$ 10,800,000		$ 21,400,000					32,200,000
Search | Desktop | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										$ 153,500,000	$ 291,100,000	$ 426,500,000
Search | Maximum | Desktop
Intangible Assets and Goodwill
Period of membership subscription										2 years
Search | Minimum | Desktop
Intangible Assets and Goodwill
Period of membership subscription										1 year